Rule 497(e)
                                                  SEC File Nos. 2-17277, 811-987

================================================================================


                                  [SIFE Logo]

                                      SIFE

                                   TRUST FUND

     PROSPECTUS

     April 30, 1999

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

================================================================================

Table of Contents
--------------------------------------------------------------------------------


     The Fund ........................................................    3

     Past Performance ................................................    4

     Fees & Expenses .................................................    5

     Additional Risks ................................................    7

     Management ......................................................    8

     Choosing a Share Class ..........................................    9

     How Sales Charges are Calculated ................................   10

     Sales Charge Reductions & Waivers ...............................   12

     Opening & Contributing to An Account ............................   14

     Exchanges & Redemptions from Accounts ...........................   16

     Changes to Account Status .......................................   17

     Additional Investor Services ....................................   18

     Pricing, Distribution & Tax Information .........................   20

     Transaction & Account Policies ..................................   21

     Financial Highlights ............................................   23

The Fund
--------------------------------------------------------------------------------



Investment Objective

SIFE Trust Fund (the "Fund") seeks to conserve capital and provide capital growth consistent with prudent investment management practices by concentrating not less than 30% of its assets in the stocks of institutions in the financial industry.

Investment Strategy

The Fund seeks to achieve it's investment objective by investing in financial institutions (companies which derive a significant portion of their income from dealing in financial services, credit, loans and insurance) as well as a diverse portfolio of enterprises regarded by the Fund as having stable earnings growth. In researching potential investments, SIFE focuses on companies that have capital growth potential because of favorable overall business prospects, the development and demand of new products and services, undervalued assets and/or earnings potential, and favorable operating ratios. With respect to 80% of the Fund's portfolio, any company that has met the above criteria must also have been in existence for at least five years, paid dividends in each of the last five years, and have assets of more than $7,000,000.

Risk Factors

As with any mutual fund, the value of your investment will fluctuate in value and you may lose money. By investing in stocks, the Fund's share price may be volatile, particularly due to the decline of a holding's price or a decline in the overall stock market. Since this Fund concentrates its investments in financial institutions, its performance is largely dependent on financial institutions performance. This performance may differ from that of the overall stock market.

In comparison to the overall stock market, the value of shares of financial institutions owned by the Fund, and therefore, the Fund's share value is more likely to be adversely affected by falling interest rates and/or deteriorating economic conditions. Also, financial institutions are subject to greater regulation than other industries in the overall stock market. For example, industries like banking and insurance are subject to special regulatory schemes not shared by other industries. Additionally, tighter government regulation of financial institutions in which the Fund invests may adversely affect the Fund by preventing the Fund's holdings from realizing their growth potential. These fluctuations in net asset value may make the Fund more suitable for long-term investors.

                                                                 The Fund - Pg 3

Past Performance
--------------------------------------------------------------------------------


The bar chart and tables below show the risks of investing in the Fund and how the Fund's total return has varied from year to year. The first table shows the Fund's best and worst quarters during that time period, while the second table compares the Fund's 1, 5, and 10 year annual returns with that of the S&P 500 Index, a widely recognized unmanaged index of stock performance.

Please remember that a fund's past performance is not necessarily an indication of how a fund will perform in the future.

Total Return (per calendar year):


                               [Graphic Omitted]


The returns shown in the chart above are for Class A-I Shares of the Fund and calculated without taking into consideration the sales load. If these amounts were reflected, the returns would be less than those shown. The returns for the other classes will be lower because of different expenses and sales load structures.


Highest and Lowest Quarterly Return:

                                            Quarter Ending
Highest                19.60%               December 31, 1998
Lowest                -22.79%               September 30, 1990


Average Annual Total Returns (through December 31, 1998)

                      1 Year       5 Years       10 Years

Class A-I              5.14%        23.41%        19.17%
Class A-II             4.73%         N/A           N/A
Class B                4.07%         N/A           N/A
Class C                3.57%         N/A           N/A
S&P 500 Index         28.58%        24.06%        19.21%

Pg 4 - Past Performance

Fees & Expenses
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                     Class         Class        Class      Class
Shareholder  Fees (fees paid directly from your investment)            A-I          A-II          B          C

Maximum Sales Charge (Load) Imposed on Purchases(1)                   5.00%         5.00%        none       1.00%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                  none          none         5.00%(2)   1.00%(3)
(as a percentage of assets)

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                                                  none          none         none        none

Redemption Fee(4)                                                     none          none         none        none
(as a percentage of amount redeemed)

Exchange Fee                                                          none          none         none        none


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                                       1.25%         1.25%        1.25%      1.25%

Distribution (12b-1) and Shareholder Servicing Fees                   none          0.25%(5)     1.00%(6)   1.00%(6)

Total Annual Fund Operating Expenses                                  1.25%         1.50%        2.25%      2.25%


---------------------
(1) Sales charges vary, depending on the dollar amount invested. Please see the section "How Sales Charges are Calculated" for an explanation of reduced sales charges.

(2) The CDSC is calculated based on the lesser of (i) the original cost of the shares being redeemed or (ii) the net asset value of such shares at the time of redemption.

(3) Only charged on amounts redeemed within one year from purchase and on the lesser of either the current value or the original investment. Investments redeemed more than one year after purchase will not be subject to this redemption fee.

(4) SIFE does not presently charge a fee for redemptions sent by wire transfer, but reserves the right to impose such a fee in the future. Please be aware that your bank may charge you a fee for wire services.

(5) Class A-II shares of the Fund have a distribution plan which provides for distribution fees in the amount of .25%.

(6) Class B and Class C shares of the Fund each have a distribution plan which provides for .75% of distribution fees and .25% of shareholder servicing fees.



                                                          Fees & Expenses - Pg 5

Fees & Expenses
--------------------------------------------------------------------------------


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year   3 Years     5 Years    10 Years
                                     ------   -------     -------    --------
Class A-I                           $  620    $  876      $ 1151      $ 1931

Class A-II                          $  644    $  949      $ 1276      $ 2195

Class B(5)
  Assuming Redemption               $  727    $ 1001      $ 1401      $ 2214
  Assuming No Redemption            $  227    $  701      $ 1201      $ 2214

Class C
  Assuming Redemption               $  425    $  794      $ 1289      $ 2647
  Assuming No Redemption            $  325    $  794      $ 1289      $ 2647


---------------------
(5) This example assumes that Class B shares convert to Class A-II on the sixth anniversary of purchase, as they normally would.

Pg 6 - Fees & Expenses

Additional Risks
--------------------------------------------------------------------------------


Year 2000 Issues

The Fund and its service providers depend on the smooth functioning of their computer systems. Unfortunately, because of the way dates are encoded and calculated, many computer systems in use today cannot recognize the year 2000, but revert to 1900 or another incorrect date. A computer failure due to the year 2000 problem could negatively impact the handling of securities trades, pricing and account services.

The Fund's software vendors and service providers have provided assurance that their systems will be adapted in sufficient time to avoid material problems. There can be no guarantee, however, that all of these computer systems will be adapted in time. We do not expect year 2000 conversion costs to be substantial for the Fund, because those costs are borne by the Fund's vendors and service providers and not directly by the Fund. Furthermore, brokers and other intermediaries that may hold shareholder accounts may still experience incompatibility problems. The Fund is in the process of putting in place a contingency plan to evaluate potential vendors and service providers if the existing vendors and service providers fail to adequately adapt their systems in a timely manner. It is also important to keep in mind that year 2000 issues may negatively impact the companies the Fund invests in and by extension the value of the shares held in the Fund. Lastly, please note that financial industry stocks may experience greater year 2000 volatility due to transactions in anticipation of year 2000 and a greater dependence on technology than the overall stock market.


Defensive Investments

At the discretion of the portfolio manager, the Fund may invest up to 70% of its assets in cash and short term securities for temporary defensive purposes. Such a stance may help the Fund to minimize or avoid losses during adverse market, economic, or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would had it been fully invested.

                                                         Additional Risks - Pg 7

Management
--------------------------------------------------------------------------------


SIFE, a California Corporation, is the investment advisor, underwriter, and distributor for SIFE Trust Fund. SIFE is located at 100 North Wiget Lane, Walnut Creek, CA 94598. Founded in 1960, SIFE has managed the Fund since 1962 and is paid a flat fee of 1.25% of average daily assets for investment advice given to the Fund. For the year ended December 31, 1998, the Fund paid SIFE $14,504,536.

SIFE's asset management philosophy is based on the belief that discipline and consistency are important to investment success. SIFE seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide the Fund with a stable identity.


SIFE's portfolio team is composed of Michael J. Stead, Scott L. Edgar, and Laurie E. Buntain. Michael J. Stead, the Chief Investment Officer, has managed the Fund since May 1995. Prior to joining SIFE, Mr. Stead was employed by Bank of America, as the Senior Credit Officer for the Global Markets Division. Scott
L. Edgar, the Director of Research, has been with SIFE since 1993. Previous to this, Mr. Edgar worked for Santa Barbara Asset Management as the Director of Research. Laurie E. Buntain, the Head Analyst, has been with SIFE since 1995. Prior to this, she spent 8 years working as a research analyst for various securities firms.

Pg 8 - Management

Choosing a Share Class
--------------------------------------------------------------------------------


SIFE Trust Fund offers four different classes of shares, Class A-I, Class A-II, Class B and Class C. Each Class has its own fee structure, as outlined below, allowing you to choose the one that best meets your requirements. For more detail please see the section titled "How Sales Charges are Calculated." Also your financial representative can help you decide which share class is best for you.


The minimum initial investment in the Fund is $200, and the minimum subsequent investment is $50. If you buy shares through your broker or investment advisor, different minimums may apply.

Class A-I

     o This class is available for purchase by Fund accounts which were established prior to April 30, 1996, directors, employees, and registered representatives of the Fund and SIFE, their immediate family members, and any employee benefit plan established for such people.
     o This class has a front-end sales charge. There are several ways to reduce this charge, described under "Sales Charge reductions and waivers" following this section.
     o   This class has lower annual expenses than the other classes.

Class A-II

     o   This class is available to all investors.
     o This class has a front-end sales charge. There are several ways to reduce this charge, described under "Sales Charge Reductions and Waivers" following this section.
     o This class is intended for longer term investors and is most advantageous to those investors qualifying for sales charge reductions or waivers.

Class B

     o   This class is available to all investors.
     o There is no front-end sales charge; allowing all of your money to work for you right away.
     o   Higher annual expenses than Class A-II shares.
     o A contingent deferred sales charge that declines from 5% to 0% over six years.
     o Automatic conversion to Class A-II shares on the sixth anniversary of purchase, reducing annual expenses.
     o This class is intended for investors planning to hold their shares for at least six years.

Class C

     o   This class is available to all investors.
     o   Reduced front-end sales charge of 1%.
     o   Higher annual expenses than Class A-II shares.
     o A redemption charge of 1% for shares redeemed less than one year from purchase.
     o This class is intended for investors planning to hold their shares for a short time.

                                                   Choosing a Share Class - Pg 9

How Sales Charges are Calculated
--------------------------------------------------------------------------------


Class A-I & Class A-II


Class A-I and Class A-II shares are sold at an offering price equal to the net asset value per share plus any initial sales charge as set out in the table below. It should be noted that there is no sales charge on shares acquired from dividends or reinvestment.


Class A-I & Class A-II Sales Charges

                                    As a % of        As a % of
Your Investment                  offering price   your investment

Up to $99,999                         5.00%            5.26%
$100,000 - $249,999                   4.00%            4.17%
$250,000 - $499,999                   3.00%            3.09%
$500,000 - $999,999                   2.50%            2.56%
$1,000,000 and over                   none             none

Class B

Class B shares are offered at their net asset value per share, without any initial sales charge. However, you normally will be charged a Contingent Deferred Sales Charge (CDSC) on shares you sell within six years of purchase. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is deducted from the net asset value per share at the time of redemption. The longer the time between the purchase and sale of shares, the lower the rate of the CDSC. The following chart sets out how the CDSC charges apply over time:

Class B Contingent Deferred Sales Charge
(as a percentage of dollar amount)

Years after Purchase        CDSC on shares being sold
--------------------        -------------------------
1st year                           5.00%

2nd year                           4.00%

3rd and 4th years                  3.00%

5th year                           2.00%

6th year                           1.00%

After 6 years                      None


On the sixth anniversary after purchase, Class B shares will automatically convert to class A-II shares. This will result in the annual total fund operating expenses being reduced from the 2.25% Charged on Class B accounts to the 1.50% Charged on Class A-II accounts.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough shares with no CDSC, we will sell those shares that have the lowest CDSC first.

Pg 10 - How Sales Charges are Calculated

How Sales Charges are Calculated
--------------------------------------------------------------------------------



Class C

Class C shares are sold at an offering price equal to their net asset value per share, plus a 1% sales charge. You normally will also be charged a CDSC of 1% on shares that you sell within one year of purchase. There is no CDSC on shares acquired through reinvestment or dividends. The CDSC is based on lesser of the original purchase cost or the current market value of shares being sold.

To keep your costs as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC.

Distribution Compensation

Class A-II, Class B, and Class C shares of the Fund have each adopted a plan under Rule 12b-1 ("12b-1" refers to the federal securities law authorizing this type of fee) that allows the Fund to pay distribution and other fees for the distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Compensation payments originate from two sources, sales charges and annual 12b-1 fees. Presently SIFE charges 12b-1 fees on Class A-II, Class B, and Class C shares. These fees and expenses vary by class according to the 12b-1 plans adopted by the Fund's independent Trustees. The amount of the 12b-1 fees is set out in the "Fees & Expenses" section on page 5.

                                        How Sales Charges are Calculated - Pg 11

Sales Charge Reductions & Waivers
--------------------------------------------------------------------------------


Reducing Your Class A-I & Class A-II Sales Charges


There are two ways that you can combine multiple purchases of Class A-I and/or Class A-II shares to take advantage of the breakpoints in the sales charge schedule. These two ways can be combined in any manner.


     o Accumulation Privilege - This allows you to add the value of any class of shares that you already own to the amount of your next purchase of the same class for the purpose of calculating the sales charge.

     o Letters of Intention (LOI) - This allows you to purchase shares in a class of the Fund over a thirteen month period and receive the same sales charge as if all the shares had been purchased at the same time. An LOI may include purchases made up to 90 days before entering into the LOI.

     o Combination Privilege - Both the Accumulation Privilege and the LOI may be combined to minimize the sales charge on Class A-I and Class A-II purchases. Accounts that may be combined for this purpose include all accounts that are:

         1) identified by the same Social Security or Tax Identification number,

         2) owned by the Investor's spouse, minor children, or any company 100% owned by the investors; or

         3) fiduciary accounts, such as IRA or employee benefit accounts controlled by the Investor.

Sales Charge Waivers for Class A-II Purchases

Subject to approval of the Management Company sales charges do not apply to Class A-II purchases:


         1) By a governmental agency or authority prohibited by law from paying certain front-end sales charges (governmental agencies or authorities prohibited by law from paying distribution fees are entitled to purchase Class A-I shares);

         2) for accounts which a bank, investment-advisor or broker-dealer charges an advisory, account management or administration fee;

         3) by registered representatives, bank trust officers, and other employees (and their immediate families) of investment professionals having agreements with the Management Company, provided shares are not resold;

         4) by not for profit organizations, as defined by section 501(c)(3) of the Internal Revenue Code, investing $50,000 or more;

         5) by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans which have more than 25 participants or $1,000,000 or more invested in the Trust Fund;

         6) by retirement and deferred compensation plans, including but not limited to, those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts";

Pg 12 - Sales Charge Reductions & Waivers

Sales Charge Reductions & Waivers
--------------------------------------------------------------------------------


         7)    By  a  trust  institution   (including  bank  trust  departments)
               investing $250,000 or more on their own behalf or on the behalf of others;

         8)    through a "wrap account" or other similar fee-based program; or

         9) by directors, employees, and registered representatives of the Fund and SIFE, their immediate family members, and any employee benefit plan established for such persons.

Waivers for Class B and Class C contingent deferred sales charge


SIFE will waive the CDSC on Class B and Class C shares in the following cases:

         i) if the redemption is made within one year of death or disability of the account holder,

         ii) to the extent that the redemption represents a minimum required distribution from a retirement plan once you have attained the age of 70 1/2,

         iii) if the withdrawal is made under a systematic withdrawal plan, provided that such a systematic withdrawal is limited to no more than 12% of the annual beginning account value, or

         iv) in the case of tax-exempt employee benefit plans, if the Internal Revenue Service or the Department of Labor, as the case may be, determines by rule or regulation that continuation of the investment in such shares would be improper.

                                       Sales Charge Reductions & Waivers - Pg 13

Opening & Contributing to an Account
--------------------------------------------------------------------------------


Steps for opening an account with SIFE Trust Fund:

1)   Read this prospectus carefully.


2) Determine the dollar amount and the class of shares you wish to invest in. The minimum initial investment amount to open an account with the Fund is:
         o     $200 for a regular account
         o     $200 for a retirement account
         o $50 for an account opened with a systematic purchase plan (see the section titled "Additional Investor Services")


3) Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call SIFE's Investor Services Division at 1-800-231-0356.


4) Complete the appropriate part of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file a "Service Option Agreement and Account Update" form if you want to add privileges later.

5) Make your initial investment by following the instructions on the next page. You and/or your financial representative may initiate any purchase.

6)   Mail your completed application to:

         SIFE Trust Fund
         c/o Boston Financial Data Services
         P.O. Box 8244
         Boston, MA 02266-8244

Please be aware that purchase and redemption requests received before 1:00 p.m. Pacific Time will receive the closing net asset value of that date. Purchase and redemption requests received after 1:00 p.m. Pacific Time will receive the following day's net asset value.

Pg 14 - Opening & Contributing to an Account

Opening & Contributing to an Account
------------------------------------------------------------------------------------------------------------------------------------


Opening an Account                                                           Contributing to an Existing Account

By Check
o    Make out a check for the  investment  amount,                           o    Make out a check for the  investment  amount,
     payable to "SIFE Trust Fund".                                                payable to "SIFE
o    Deliver the check and  completed  application                           o    Fill out the detachable  slip from an account
     to your financial representative,  or mail to                                statement. If no slip is available, include a
     SIFE Trust Fund at the address listed on page                                note  specifying  your share  class,  account
     14. Trust Fund".                                                             number and the  name(s) in which the  account
o    Please  note that SIFE does not accept  third                                is registered.
     party checks.                                                           o    Deliver   the   check   to   your   financial
                                                                                  representative, or mail to SIFE Trust Fund at
                                                                                  the address listed on page 14.


By Exchange

o    Call your financial  representative or SIFE's                           o    Call your financial  representative or SIFE's
     Investor   Services  at   1-800-231-0356   to                                Investor   Services  at   1-800-231-0356   to
     request an exchange.                                                         request an exchange.


By Wire

o    Deliver the check and  completed  application                           o    Instruct your bank to wire the amount of your
     to your financial representative,  or mail to                                investment to:
     SIFE Trust Fund at the address listed on page                                     State Street Bank and Trust Company
     14.                                                                               225 Franklin  Street
o    Obtain your  account  number by calling  your                                     Boston, MA 02101
     financial  representative  or SIFE's Investor                                     ABA# 011000028
     Services.                                                                         DDA# 99052490
o    Instruct your bank to wire the amount of your                           Specify  the  share  class,  name on the  account,
     investment to:                                                          account  number  and  the  name(s)  in  which  the
          State Street Bank and Trust Company                                account is registered.  Your bank may charge a fee
          225 Franklin Street                                                to wire funds.
          Boston, MA 02101
          ABA# 011000028
          DDA# 99052490
Specify  the  share  class,  name on the  account,
account  number  and  the  name(s)  in  which  the
account is registered.  Your bank may charge a fee
to wire funds.


By Phone

o    See "By Wire" and "By Exchange".                                        o    Verify  that your  bank or credit  union is a
                                                                                  member of the Automated  Clearing House (ACH)
                                                                                  system.
                                                                             o    Complete  the  "Invest  by  Phone"  and "Bank
                                                                                  Information"   sections   on   your   account
                                                                                  application or Service Option Form.
                                                                             o    Call SIFE's Investor  Services to verify that
                                                                                  these features are in place on your account.
                                                                             o    Tell the Investor Services representative the
                                                                                  share class,  account number,  and name(s) in
                                                                                  which  the  account  is  registered  and  the
                                                                                  amount you wish to add to your investment.

                                                                                   Opening & Contributing to an Account - Pg 15





Exchanges & Redemptions from Accounts
------------------------------------------------------------------------------------------------------------------------------------



By Letter

o    For sales and exchanges of any amount.                                  o    Write a letter of  instruction  indicating the
                                                                                  share class,  account number,  and the name(s)
                                                                                  in which the  account  is  registered  and the
                                                                                  dollar  value or number of shares  you wish to
                                                                                  sell or exchange.
                                                                             o    Sign the letter of  instruction  and include a
                                                                                  signature  guarantee if required.  (Please see
                                                                                  below requirements for signature guarantees).
                                                                             o    Mail the materials to
                                                                                       SIFE Funds
                                                                                       c/o Boston Financial Data Services
                                                                                       P.O. Box 8244
                                                                                       Boston, MA 02266-8244
                                                                             o    If you are  redeeming  funds,  a check will be
                                                                                  mailed to the name(s) and address in which the
                                                                                  account is registered,  or otherwise according
                                                                                  to your letter of instruction.


By Phone

o    Sales and  exchanges of up to $100,000.                                 o    Call your registered  representative or SIFE's
                                                                                  Investor  Services  between 7:30 a.m. and 5:00
                                                                                  p.m.  Pacific  Time  on  most  business  days.
                                                                                  Please see page 21 for further  information on
                                                                                  telephone transactions.


By Fax

o    SIFE does not currently accept fax transactions.


By Exchange

o    Exchanges of any type.                                                  o    Call your financial  representative  or SIFE's
                                                                                  Investor   Services  Division  to  request  an
                                                                                  exchange.


Signature Guarantee Requirements

A signature guarantee is required for the following types of written requests for redemption:

     o   amounts of $100,000 or more,
     o   checks made payable to someone other than the account holder(s),
     o   to initiate or change bank information,
     o checks mailed to an address different than the address of record for the account, or
     o   if the account registration has changed within the past 30 days.

A signature guarantee may be obtained from most commercial banks, trust companies, savings and loan associations, federal savings banks, broker/dealers or other eligible financial institutions. Please note that a notary public may not provide a signature guarantee. Additional documentation may be required for redemptions made by corporations, executors, administrators, trustees, guardians and qualified plan administrators.

Pg 16 - Exchanges & Redemptions from Accounts

Changes to Account Status
--------------------------------------------------------------------------------------


Requirements for Commonly Requested Account Changes

Type of Change                               Requirement
Add or Delete Beneficiary                    o    Complete a Service Option Form.


Add Telephone Redemptions                    o    Complete a Service Option Form.
                                             o    Obtain a signature guarantee.
                                             o    Enclose  a voided  check  (for  wire
                                                  transfers).


Change Bank Information                      o    Complete  a Service  Option  Form or
                                                  write  a   letter   of   instruction
                                                  requesting  the bank  information be
                                                  changed.
                                             o    Obtain a signature guarantee.
                                             o    Enclose a voided check.


Transfer out of UGMA/UTMA*                   o    Complete a new application.
                                             o    Write  a   letter   of   instruction
                                                  requesting  the funds be transferred
                                                  out of the account.
                                             o    Obtain a signature guarantee.


Postmortem Transfer to Beneficiary*          o    Complete a new application.
                                             o    Provide    a     certified     death
                                                  certificate.
                                             o    Obtain a signature guarantee.
                                             o    Provide proof of beneficiary  status
                                                  if no beneficiary previously listed.


Postmortem Transfer to Joint Tenant*         o    Complete a new application.
                                             o    Provide    a     certified     death
                                                  certificate.
                                             o    Write  a   letter   of   instruction
                                                  requesting  the  account be retitled
                                                  to the surviving joint tenant.
                                             o    Obtain a signature guarantee.


Postmortem Transfers of IRA Accounts*        o    Complete a new application.
                                             o    Provide    a     certified     death
                                                  certificate.
                                             o    Write  a   letter   of   instruction
                                                  requesting  the  account be retitled
                                                  to the beneficiary.
                                             o    Obtain a signature guarantee.
                                             o    Provide proof of beneficiary  status
                                                  if no beneficiary previously listed.


Change Address Information                   o    Complete a Service Option Form.

*Please  contact  SIFE's  Investor  Service  Division for further  information  before submitting any materials.

                                                     Changes to Account Status - Pg 17

Additional Investor Services
--------------------------------------------------------------------------------


Systematic Purchase Plan

The Systematic Purchase Plan allows you make regular investments from your bank account (minimum of $50) automatically on a monthly or quarterly basis. Systematic Purchase Plans will take effect ten business days following the receipt of the application to participate in the plan. To establish a Systematic Purchase Plan:

     o   Complete the appropriate section of your account application.
     o If you are using this Plan to open an account, please attach a check ($50 minimum) made payable to "SIFE Trust Fund." This check will be used to open your account with SIFE.
     o You may terminate your participation in the Plan at any time by calling or writing SIFE.

Systematic Withdrawal Plan

The Fund offers a Systematic Withdrawal Plan which permits you to receive (either by check or by electronic funds transfer) periodic payments of $100 or more from your account on a recurring basis varying from monthly to annually.

     o To establish a Systematic Withdrawal Plan for a new account, please fill out the relevant portion of the application.
     o   To  establish a plan for an  existing  account,  call  SIFE's  Investor
         Service Division and you will be sent a Service Option Form to complete.
     o Class B and Class C Shares may be eligible for CDSC waivers under this type of withdrawal plan. Please see the section titled "Sales Charge Waivers and Reductions" for information on these waivers.
     o Purchases on Class A-I and Class A-II shares may be disadvantageous for you during a period of systematic withdrawal because sales charges may be charged on new purchases.

Retirement Plans

In addition to retirement accounts, SIFE offers a range or retirement plans, including Traditional and Roth IRAs, Simple IRAs, Education IRAs, SEPs, and 403(b) plans. Please contact SIFE's Customer Service Division or your financial representative for further information on opening one of these accounts.

Investor Information Meetings

SIFE periodically holds information meetings for investors. During these meetings we attempt to explain recent market performance, our investment philosophy and planning, and to answer questions that investors may have. Please call your financial representative or SIFE's Investor Services to find out when these meetings will occur. SIFE's website (www.sife.com) also provides information on when these meetings will occur.

Walk-in Transactions

If you wish, you may purchase shares or redeem part of your SIFE account in person at SIFE's offices in Walnut Creek, California. In order to receive that day's closing price for a redemption or purchase, you must complete your redemption request at SIFE by 1:00 p.m. Pacific Time. We encourage you to call ahead for an appointment to avoid waiting.

Pg 18 - Additional Investor Services

Additional Investor Services
--------------------------------------------------------------------------------


Money Market Fund

SIFE offers the SSgA Money Market Fund for investors wishing to exchange funds from their Class A-I and Class A-II shares into a money market fund. Money that is transferred from SIFE shares to the SSgA Money Market Fund may be moved back into the same class of SIFE shares with no sales charge. Please note that when moving money into the money market, you must maintain a balance of at least $200 in SIFE shares. Also, exchanges between the fund and the SSgA Money Market Fund may be taxable events.

Additional Information Regarding the Fund


When opening your account, you may specify a beneficiary potentially providing for postmortem transfers outside of the probate process. You should be aware that probate processes and beneficiary designations vary by jurisdiction which may affect the characteristics of the treatment of the distributions or transfers. Please consult a qualified estate planning professional for advice on how the Trust Fund's characteristics may be affected by the laws of your jurisdiction. Be aware that Class A-II shares will be issued when the registration (tax identification number and/or titling) of a Class A-I account is changed.

                                            Additional Investor Services - Pg 19

Pricing, Distribution & Tax Information
--------------------------------------------------------------------------------


Calculation of Net Asset Value


The net asset value ("NAV") per share of the Fund is normally computed at the close of trading (typically 1:00 p.m. Pacific Time) of each day that the New York Stock Exchange is open. This value is determined for each class by dividing that class's net assets by the number of shares outstanding. The value of assets is based on the closing price on the exchange on which they are primarily traded, or the last available sale price. If either of these prices are unavailable the closing bid price is used for valuation.


Please be aware that purchase and redemption requests received before 1:00 p.m. Pacific Time will receive that day's closing NAV. Purchase and redemption requests received after 1:00 p.m. Pacific Time will receive the following day's NAV.

Distributions Of Income And Capital Gains

Normally any net investment income will be distributed to you on the last business day of February, May, August, and December. Short-term capital gains are normally allocated to your account on the last business day of December and long-term capital gains are normally allocated to your account on the last business day of November.

Please be aware that unless SIFE receives instructions otherwise, all dividends will be automatically reinvested in additional shares of the same class. Also, as explained in the section "How Sales Charges are Calculated," there is no sales charge on reinvested dividends.


TAX MATTERS

Taxation of Dividends

The Fund has qualified as, and intends to continue to qualify as, a regulated investment company under the Internal Revenue Code. This means that the Fund does not pay any federal income tax on earnings which are distributed to you. As a consequence, earnings you receive from the Fund, whether they are reinvested or received as cash, are generally considered taxable to you. Earnings from income and short-term capital gains are generally taxable to you as ordinary income, while earnings from long-term capital gains are taxable as capital gains.

A Form 1099-DIV is mailed to you every January that details your short and long-term capital gains for the previous year and their federal tax category. You should verify this form with your tax professional to see how these earnings apply to your specific tax situation.

Taxation of Sales and Exchanges

Any time that you sell or exchange shares in the Fund, it is considered a taxable event. Depending on the purchase price, earnings while you own the shares, and the price of the shares when you sell or exchange them, you may have either a gain or a loss from the transaction. You are responsible for any tax liabilities that occur as a result of your transactions.

Due to the complexity of determining any gains or losses that result from selling or exchanging shares in the Fund, SIFE strongly recommends that you consult a tax professional to help you determine potential tax liabilities that may result.

Pg 20 - Pricing, Distribution & Tax Information

Transaction & Account Policies
--------------------------------------------------------------------------------


Purchase and Sell Prices

When you purchase shares of the Fund, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges or redemption fees. Please be aware the certain broker dealers may charge transaction fees in addition to the fees listed in this Prospectus.

Execution of Requests

SIFE is open, from 7:30 a.m. to 5:00 p.m. Pacific Time, each day that the New York Stock Exchange is open. Buy and sell requests received before 1:00 p.m. Pacific Time will normally be processed at that day's closing price. Requests received after 1:00 p.m. Pacific Time will normally be processed at the following day's closing price.


In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds for up to seven days, as permitted by federal securities laws.

Redemption proceeds are normally sent no later than the next business day following the redemption request. However, in certain circumstances, proceeds may take up to seven days to be sent.


Receipt of Proceeds by Wire Transfer

If you wish, redemptions in amounts greater than $5,000 may be sent by wire transfer to any bank previously designated by you on your account application or Service Option Form. In order to complete a wire transfer, SIFE must have your bank account information as well as a completed Service Option Form authorizing the transfer. To obtain a Service Option Form, please contact SIFE's Investor Services Division or your financial representative.

Wire transfers normally will be sent the next business day following the processing of a redemption, however, in certain circumstances they may take up to five days to be sent. SIFE does not presently charge a fee for redemptions sent by wire transfer, but reserves the right to impose such a fee in the future. Please be aware that your bank may charge you a fee for wire services.

Telephone Transactions


Telephone redemption and exchange privileges are automatically provided to you and your registered representative when you open your account unless you indicate otherwise on your application. If you later wish to change these privileges please complete a Service Option Form and return it to SIFE Trust Fund at the address listed on page 14.

For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, SIFE will take measures to verify the identity of the caller, by asking for information as may be reasonable or necessary to verify identity. However, SIFE may still refuse a telephone redemption if SIFE feels it is appropriate to do so.

If reasonable measures have been taken, SIFE is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose name or address information has changed within the past 30 days.

Proceeds from telephone transactions will only be mailed to the address of record. SIFE reserves the right to change these policies after 30 days written notice.

                                          Transaction & Account Policies - Pg 21

Transaction & Account Policies
--------------------------------------------------------------------------------


No Sales Charge Repayment Privilege


If you are invested in Class A-I or Class A-II shares, you have the privilege of repurchasing shares previously redeemed with no sales charge, up to the dollar amount of shares previously redeemed. Any repurchases made under this privilege must be noted on the check as a "repayment." Please be aware that not all brokers recognize this repayment privilege and that SIFE may terminate this right with respect to new redemptions upon 90 days written notice to shareholders.


Sales in Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, SIFE will execute the request, but will not release the proceeds of the sale until the purchase payment clears. This process may take up to fifteen days after the purchase date.

Small Accounts

If you draw down a non-retirement account so that its total value is less than $200, you may be asked to purchase more shares within 30 days. If you do not take action, your account may be closed and the proceeds sent to you. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges.


Safe & Maximum Withdrawals

When making large withdrawals from your account, you may be asked if you wish to make a "Safe Withdrawal" or "Maximum Withdrawal." Both of these withdrawal types are intended to allow you to pull the most money you can out of your account (except $200) without closing the account. By not closing your account, you will preserve your no sales charge repayment privilege.

Buying and Selling Shares Through a Securities Broker

You may purchase and sell shares through a securities broker or their subagents. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the next NAV calculated after receipt of the order by them (generally, orders received before 1:00 p.m. Pacific Time will be processed at that days closing price, while orders received after that will be processed at the next days closing price) on any day the NYSE is open. Brokers who perform shareholder servicing for the Fund may receive fees from the Fund or Management Company for providing these services.

Pg 22 - Transaction & Account Policies

Financial Highlights
--------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions.) The information for 1996 through 1998 was audited by Deloitte & Touche LLP, whose Independent Auditors Report along with the Fund's financial statement, is included in the Annual Report, which is available upon request. Information for 1994 & 1995 was audited by other independent accountants. Their report is not included here.


                                                       SELECTED PER SHARE DATA
                                           (For one share outstanding during the period):

                                          Class A-I                          Class A-II              Class B            Class C
                          ------------------------------------------   ------------------------   ---------------   ---------------
Years Ended December 31    1998     1997     1996     1995     1994     1998     1997    1996(2)   1998    1997(1)   1998    1997(1)
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value,
  beginning of period     $ 6.45   $ 4.86   $ 4.58   $ 3.55   $ 3.83   $ 6.46   $ 4.86   $ 4.73   $ 6.45   $ 5.41   $ 6.46   $ 5.41
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Income from investment
  operations:

Net investment income       0.07     0.08     0.09     0.10     0.09     0.05     0.07     0.07     --       0.01     --       0.01

Net realized and
  unrealized gain (loss)
  on investments            0.24     2.07     1.16     1.68    (0.13)    0.23     2.07     1.01     0.24     1.53     0.21     1.54
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Total from investment
  operations                0.31     2.15     1.25     1.78    (0.04)    0.28     2.14     1.08     0.24     1.54     0.21     1.55
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Less distributions to
  investors:

Dividends from net
  investment income        (0.07)   (0.08)   (0.09)   (0.10)   (0.09)   (0.05)   (0.06)   (0.07)    --      (0.02)    --      (0.02)

Distributions from
  capital gains            (0.43)   (0.48)   (0.88)   (0.65)   (0.15)   (0.43)   (0.48)   (0.88)   (0.43)   (0.48)   (0.43)   (0.48)
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Total distributions        (0.50)   (0.56)   (0.97)   (0.75)   (0.24)   (0.48)   (0.54)   (0.95)   (0.43)   (0.50)   (0.43)   (0.50)
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Net asset value, end of
  period                  $ 6.26   $ 6.45   $ 4.86   $ 4.58   $ 3.55   $ 6.26   $ 6.46   $ 4.86   $ 6.26   $ 6.45   $ 6.24   $ 6.46
                          ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

Total Return(3):            5.1%    44.8%    27.4%    49.9%    (1.5%)    4.7%    44.6%    22.8%     4.1%    28.9%     3.6%    29.1%
                          ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======


                                                    RATIOS AND SUPPLEMENTAL DATA:

                                           Class A-I                           Class A-II              Class B           Class C
                          --------------------------------------------   ------------------------   ---------------   -------------
Years Ended December 31    1998      1997      1996     1995     1994     1998     1997    1996(2)   1998    1997(1)  1998   1997(1)
                          -------   -------   ------   ------   ------   ------   ------   ------   ------   ------   -----   -----
Net assets, end of
  period (in millions)    $ 1,015   $ 1,049   $  769   $  614   $  410   $  117   $   85   $   18   $   39   $   16   $   4   $   1
                          =======   =======   ======   ======   ======   ======   ======   ======   ======   ======   =====   =====

Ratios to average
  net assets:
  Expenses(4)                1.25%     1.25%    1.20%    1.03%    0.94%    1.50%    1.50%    1.48%    2.25%    2.22%   2.25%   2.25%
                          =======   =======   ======   ======   ======   ======   ======   ======   ======   ======   =====   =====

  Net investment income      1.04%     1.38%    1.82%    2.25%    2.27%    0.79%    1.11%    1.77%    0.00%    0.30%   0.00%   0.30%
                          =======   =======   ======   ======   ======   ======   ======   ======   ======   ======   =====   =====

Portfolio turnover rate     31.0%     63.0%   140.2%    93.5%    25.2%    31.0%    63.0%   140.2%    31.0%    63.0%   31.0%   63.0%
                          =======   =======   ======   ======   ======   ======   ======   ======   ======   ======   =====   =====

---------------------
(1) For the period May 1, 1997,  (commencement  of  operations)  to December 31,
1997.
(2) For the period May 1, 1996,  (commencement  of  operations)  to December 31,
1996.
(3) Sales loads are not reflected in total return.
(4) Subsequent to April 1, 1996, the Fund is responsible for all of the Fund's operating expenses, without limitation and in exchange, is paid a fee equal to 1.25% of the Fund's average daily net assets, per annum, without further compensation or reimbursement for any cost or expense attributable to the operation of the Fund. Prior to April 1, 1996, the Management Company received an investment advisory fee of 0.60% per annum of the Fund's net assets plus reimbursement of certain expenses attributable to the operation of the Fund.

                                                    Financial Highlights - Pg 23

For More Information
--------------------------------------------------------------------------------


Two free documents are available that offer further information about SIFE Trust
Fund:

1)   The Annual and Semi-Annual Report to Shareholders

     In the Annual  Report you will find a discussion  of the market  conditions
     and  investment   strategies   that   significantly   affected  the  Fund's
     performance during the last year.

2)   Statement of Additional Information (the "SAI")

     The SAI contains more detailed information on all aspects of the Fund.

     A current copy of the SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (it is legally part of this prospectus). Reports and other information about the Fund is available on the Commission's Internet site at www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C.
     20549-6009. Information about the Fund (including its SAI) can also be reviewed and copied at the Commission's Public Reference Room in Washington D.C. To obtain information about the operation of the public reference room, please contact the Commission at 1-800-SEC-0330.

To Contact SIFE

     To  request  a  free  copy  of  the  current   Annual/Semi-Annual   Report,
     Prospectus, SAI, or to ask any questions, please call or write to SIFE at:

            100 North Wiget Lane
            Walnut Creek, CA 94598
            (800) 231-0356
            (925) 988-2400
            www.sife.com



                                                            SEC File No. 811-987

                                                                     Rule 497(e)
                                                  SEC File Nos. 2-17277, 811-987


                                 SIFE TRUST FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 1999

                         ------------------------------

                   Managed by SIFE (A California Corporation)
                              100 North Wiget Lane
                         Walnut Creek, California 94598
                   Telephone: (800) 231-0356 / (925) 988-2400
                             Internet: www.sife.com

                   ------------------------------------------


This Statement of Additional Information, which may be amended from time to time, concerning SIFE Trust Fund (the "Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's Prospectus, dated April 30, 1999, as may be amended from time to time (the "Prospectus"). This Statement of Additional Information (the "SAI") contains additional and, in some cases, more detailed information than in the Prospectus and should be read in conjunction with the Prospectus. Additional copies of the Prospectus may be obtained without charge by writing or calling your investment adviser, broker/dealer or financial planner, or the Fund at the address and telephone number set forth above. Financial information from SIFE Trust Fund's Annual Report has been incorporated into this SAI. A free copy of the Annual Report is available by calling 1-800-231-0356.


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
General Information & History                                               B-2
Investment Objectives, Policies & Practices                                 B-2
     Fundamental Investment Policies                                        B-2
     Investment Practices                                                   B-3
     American Depositary Receipts                                           B-3
     Repurchase Agreements                                                  B-3
     Options Policies                                                       B-4
     Risk Considerations                                                    B-6
Management of the Fund                                                      B-7
     Compensation of Trustees and Officers                                  B-7
Control Persons and Principal Holders of Securities                         B-9
Investment Advisory & Other Services                                        B-9
     Investment Advisory Services                                           B-9
     Management and Administration                                          B-10
     Custody Services                                                       B-10
     Independent Accountants                                                B-10
Brokerage Allocation & Portfolio Turnover Rates                             B-11
Capital Stock and Other Securities                                          B-11
Calculation of Net Asset Value                                              B-12
Federal Income Tax Information                                              B-12
Underwriting of the Fund's Securities                                       B-14
     Underwriting Services                                                  B-14
     Distribution Plans                                                     B-15
Performance Information                                                     B-16
Financial Statements                                                        B-18
Service Providers                                                           B-18

                          GENERAL INFORMATION & HISTORY

         SIFE Trust Fund was organized as a Delaware business trust on February 28, 1997, and is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960 (the "California Trust"). The Fund, through its predecessor, the California Trust, has offered its securities to the public on a continuous basis, and conducting operations as a mutual fund, since July 2, 1962. The Fund is registered with the Securities and Exchange Commission as an open-end diversified management investment company. All information, including, but not limited to, historical business and financial information, presented in this Statement of Additional Information and/or the Prospectus relates to the California Trust as its business has been continued by the Fund. SIFE, a California corporation, (the "Management Company") is the Fund's investment advisor, and also functions as the principal underwriter of the Fund's securities.


                         INVESTMENT POLICIES & PRACTICES

         The Fund's investment objectives and policies are described in the Prospectus, which should be read in conjunction with the additional information provided below, which describes in further details the Fund's investment policies.

Fundamental Investment Policies

         The Fund has identified the policies described below as "fundamental investment policies." Such policies may not be changed without a vote of a majority in interest of the holders of the Fund's shares.


         1. The Fund may not invest less than 30% of its assets in the equity securities of "financial institutions" (companies which derive a significant portion of their income from dealing in financial services, credit, loans and insurance) and the remainder in the equity securities (including securities convertible into common or preferred stocks) of a diverse portfolio of domestic and certain international service and industrial enterprises generally regarded by the Management Company as "stable growth" companies. See "American Depository Receipts," below.

         2. The Fund may not invest 25% or more of its assets in any one industry other than financial institutions. With respect to 75% of the Fund's portfolio, the Fund may not invest more than 5% of its assets in any one issuer. The Fund also may not acquire more than 10% of the outstanding voting securities of any issuer. With respect to 80% of the Fund's investment portfolio, in order for the shares of a company to be eligible for investment, the company must have been in existence for at least five years, must have assets of more than $7,000,000 and must have paid dividends in each of the five years immediately preceding investment.

         3. The Fund may not: (i) borrow money or make loans (provided, however, that this restriction shall not prevent the Fund from purchasing certain publicly issued debt securities or commercial paper or lending its portfolio securities in accordance with applicable regulatory requirements); (ii) underwrite the securities of other issuers; (iii) purchase or sell real estate; (iv) purchase or sell commodities or commodity contracts; (v) invest in the securities of other investment companies; (vi) invest in companies for the purpose of exercising control or management; (vii) issue senior securities; or (viii) make short sales or purchases on margin.

Investment Practices

         The following investment practices are described in the prospectus and include writing covered put and covered call options, lending portfolio securities and entering into repurchase agreements. These practices are not fundamental and may be changed from time to time by the Fund's Board of Trustees without shareholder approval.

         1. The Fund maintains cash reserves in order to make such payments as may be required of it. Pending application or investment, the Fund's cash reserves are invested in repurchase agreements and other cash equivalents, such as securities issued by the United States and state governments or their agencies, certificates of deposit or other interest-bearing accounts and high-grade commercial paper. See "Repurchase Agreements" and "Lending Portfolio Securities," below.

         2. The Fund may write covered call options with respect to its portfolio securities, may write covered put options with respect to securities and may enter into closing purchase transactions with respect to such options in accordance with applicable regulatory requirements. So long as the Fund remains obligated as a writer of an option, it must (i) in the case of a put option, designate cash, U.S. Treasury securities or high-grade, short-term debt securities in an amount equal to or greater than the nominal value of the option, and (ii) in the case of a call option, collateralize the option with actual securities held in the Fund's investment portfolio. The Fund does not write "naked" or "uncovered" options. See "Options Policies," below.

American Depositary Receipts

         American Depositary Receipts ("ADRs") are created when a foreign company deposits its securities into a trust account administered by a domestic financial institution (generally, a large, commercial bank). The trust account may be located in the United States or at a foreign branch of the receiving financial institution. The receiving financial institution then issues ADRs, which represent an undivided fractional interest in the pool of securities so deposited.

         The Management Company believes that certain large, international non-domestic corporations may represent attractive investment opportunities, as well as providing a certain degree of economic and geographic diversification. Historically, the Fund has invested less than 1.0% of its assets in ADRs.

Repurchase Agreements

         The Fund may enter into repurchase agreements with banks and member firms of the New York Stock Exchange determined by the Management Company to present minimal credit risk. A repurchase agreement is a contract under which one party acquires certain securities held by another party pursuant to an agreement whereby the selling party agrees to repurchase from the acquiring party the subject securities at a fixed time and price. Repurchase agreements are generally short-term (usually not more than one week) with the acquiring party profiting to the extent that the repurchase obligation exceeds the acquiring party's cost. Under the terms of a typical repurchase agreement, the Fund acquires United States Government securities for a relatively short period of time, subject to the seller's obligation to repurchase and the Fund's obligation to resell the securities. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the subject securities, including the risk that the market value of the subject securities might decline prior to the Fund being able to dispose of them. The Management Company reviews, on an ongoing basis to evaluate potential risks, the creditworthiness of the counterparties as well as the market values of collateral securities.

         Under the relevant terms of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is considered to be a loan collateralized by the underlying securities.

Options Policies


         The Fund may write (i.e., sell) "covered" put and call options for non-speculative purposes. These options are used for purposes of enhancing Fund returns but are not a principle investment strategy of the Fund. In a "covered" option position the Fund holds the underlying securities (in the case of call options) or cash (in the case of put options), as distinct from "naked" or unsecured options, which are generally bought or sold for speculative purposes. The Fund uses options sales to hedge specific portfolio positions and does not purchase (or write) "naked" options.


         Covered "put" options are defined as contracts entered into between the Fund, as seller, and the Options Clearing Corporation, as agent for unaffiliated third parties, as purchaser, whereby the Fund grants to the purchaser the right, for a defined period of time and at a set price, to sell specific securities to the Fund. Similarly, covered "call" options written by the Fund enable the purchaser of the option to obligate the Fund, for a defined period of time and at a set price, to sell specific securities held in the Fund's investment portfolio. It should be noted that, so long as its obligation as a call option writer continues the Fund in return for the premium, has given up the opportunity to profit from a price increase in the underlying security above the exercise price and has retained the risk of loss should the price of the security decline. As a call option writer, the Fund has no control over when it may be required to sell the underlying securities.


         It is an investment policy of the Fund that, so long as the Fund remains obligated as a writer of a put option, it will designate cash, U.S. Treasury securities, or high-grade short term debt securities in an amount equal to or greater than the nominal value of the option (call options are backed by actual securities held in the Fund's investment portfolio). The Fund does not write "naked" or uncovered options and designates all funds used to cover options. Also, it is an investment policy that the Fund will not write options if (i) the aggregate value of the purchase obligations underlying all unexpired put options written by the Fund (which positions are marked-to-market daily) exceeds 10% of the net asset value of the Fund, and (ii) the nominal value of the Fund's unexpired call options exceeds 25% of the net assets value of the Fund, provided that the total amount of such positions at no time may exceed 35% of the Fund's net asset value.

         When the Fund writes a put option, the Fund assumes for a defined period of time an obligation to purchase the underlying security at a set price from the purchaser of the option and receives as consideration for its undertaking the option obligation an option premium equal to the difference between the market price of the underlying security at the time the option is written. The exercise, or "strike," price is adjusted for certain economic factors reflecting, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, supply, demand and interest rates. If the market price of the underlying security rises above the strike price, the option will expire unexercised and the

Fund will profit to the full extent of the premium. However, if the market price falls below the strike price and the option is exercised, the Fund will be forced to acquire securities at an above-market price and may suffer a loss (however, the amount of any loss is reduced by the premium received). All put options written by the Fund are covered with cash, United States Treasury securities or other, high-grade short-term debt securities in an amount equal to or greater than the nominal value of the option (i.e., the amount which the Fund would have to pay in order to close out the option position).

         When the Fund writes a call option, it assumes for a defined period of time an obligation to sell the underlying security at a set price to the purchaser of the option. The option premium is equal to the difference between the market price of the underlying security at the time the option is written and the exercise, or "strike," price, adjusted for the market factors described above. If the market price of the underlying security falls below the strike price, the option will expire unexercised and the Fund will profit to the full extent of the premium. However, if the market price rises above the strike price and the option is exercised, the Fund will be forced to deliver securities which it may not wish to sell. All call options written by the Fund are covered with securities held in the Fund's investment portfolio.

         The Fund may write call or put options only if the underlying securities are listed on a national securities exchange or the NASDAQ National Market System and the options are issued by The Options Clearing Corporation. As of the date of this SAI, such options are traded on the following exchanges:
Chicago Board Options Exchange, Incorporated, American Stock Exchange, Inc., New York Stock Exchange, Inc., Philadelphia Stock Exchange, Inc., and The Pacific Stock Exchange, Inc.

         If an option expires unexercised, the Fund realizes a gain in the amount of the premium. However, such a gain, in the case of a call option may be offset by a decline in the market value of the underlying security during the option period. In the case of a put option, the gain in the amount of the premium may be offset by the additional amount of income, if any, that would have been generated had the funds used to cover the potential exercise of the put option not been maintained in the form of cash or cash-equivalents.

         If a call option is exercised, the transaction may result in a loss to the Fund equal to the difference between the market price of the underlying security at exercise and the sum of the exercise price of the call plus the premium received from the sale of the call. If a put option is exercised, there may be a loss to the Fund equal to the difference between (i) the exercise price of the put less the premium received from the sale of the put, and (ii) the market price of the underlying security at exercise.

         If the Fund has written a call or put option and wishes to terminate its obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of this purchase is that the Fund's position as a writer of that option will be canceled by The Options Clearing Corporation. However, the Fund may not effect a closing purchase transaction on a particular option after it has been notified of the exercise of that option. If the Fund wishes to sell a security on which a call has been written, it may effect a closing purchase transaction simultaneously with or before selling the security.

         A closing purchase transaction is effected on an exchange which provides a secondary market for an option of the same series. If the Fund is unable to effect a closing purchase transaction with respect to a call option it has written, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Accordingly, the Fund may run the risk of either foregoing the opportunity to sell the underlying security at a profit or being unable to sell the underlying security as its price declines. If the Fund is unable to effect a closing purchase transaction with respect to a put option it has written, it will not be permitted to undesignate those funds which are being held to cover the potential exercise of the put option.

         If a closing purchase transaction is effected, a profit or loss may be realized depending on whether the cost of making the closing purchase transaction is less or greater than the premium received upon writing the original option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction will often be offset in whole or in part by appreciation of the underlying security owned by the Fund. If a closing purchase transaction results in a gain, that gain may be partially or entirely offset by depreciation of the underlying security.


Risk Considerations

         Financial services are subject to greater governmental regulation than many other industries, as well as capital risk (i.e., the risk that, in periods of tight money or high inflation, the cost to attract deposits will rise substantially), term and rate risk (i.e., the risks attendant to lending money for long periods of time at fixed or only partially adjustable interest rates against the security of assets, the valuations of which may fluctuate with economic conditions) and credit risk (i.e., the risk of lending money to borrowers who may or may not be able to pay), all of which may, from time to time, require substantial reserves against actual or anticipated losses. Further, industry consolidation and the erosion of the distinctions between banks and other less traditional financial institutions has resulted in increased competition. Increased competition, with attendant pressure on financial institution profitability, may also result from legislative initiatives which would reduce the separation between the commercial and investment banking business and which, if enacted, could significantly impact the industry and the Fund. In addition, institutions such as insurance companies that hold large portions of their capital in marketable securities are subject to the risks of the securities market.


         Since the Fund's assets consist primarily of common stocks, it must be emphasized that the value of an investment in the Fund will fluctuate as the market value of such stocks rises or falls. Accordingly, in a declining market, the net asset value of the Fund's shares will decline just as, in a rising market, the net asset value of the Fund's shares will rise. These fluctuations in the net asset value of each class of shares may make the Fund more suitable for long-term investors who can bear the risk of such short-term fluctuations.

                             MANAGEMENT OF THE FUND

         The business affairs of the Fund are overseen by a Board of Trustees currently composed of seven members, four of who are not "interested persons" as that term is defined in Section 2(a)(19) of the 1940 Act.

Compensation of Trustees and Officers

     Like all other expenses of the Fund, Trustee fees are paid by the Management Company as part of the comprehensive fee structure. As of April 7, 1999, the officers and Trustees of the Fund, as a group, owned beneficially or of record less than 1% of the outstanding shares. The following tables sets forth the names, ages and business backgrounds of each officer and Trustee of the Fund. The address of each Trustee is c/o SIFE Trust Fund, 100 North Wiget
Lane, Walnut Creek, California 94598. Trustees who are "interested persons" of the Fund are identified by an asterisk following their names.

-------------------------------------------------------------------------------------------------------------
                                                     Pension or                          Total Compensation
                                 Aggregate      Retirement Benefits   Estimated Annual   From Fund and Fund
      Name of Person,          Compensation      Accrued As Part of     Benefits Upon      Complex Paid to
         Position               From Fund+         Fund Expenses         Retirement           Trustees+
-------------------------------------------------------------------------------------------------------------
Haig G. Mardikian,
Trustee                           $35,000               N/A                  N/A               $35,000
Walter S. Newman,
Trustee                           $35,000               N/A                  N/A               $35,000
Neil L. Diver,
Trustee                           $35,000               N/A                  N/A               $35,000
John A. Meany,
Trustee                           $35,000               N/A                  N/A               $35,000
Diane H. Belding,
Trustee*                          $30,000               N/A                  N/A               $30,000
Charles W. Froehlich, Jr.,
Trustee*                          $30,000               N/A                  N/A               $30,000
Bruce W. Woods,
Trustee*                          $30,000               N/A                  N/A               $30,000
=============================================================================================================

+The total compensation listed reflects all compensation paid to the Trustees for attending regular board and audit committee meetings during 1998. In addition to the compensation stated above, Trustees Mardikian, Newman, Diver, Meany, Belding, Froehlich and Woods also received additional compensation in the amount of $15,150, $10,900, $24,700, $13,400, $1,500, $1,500 and $1,500,
respectively, for attending special board meetings and/or for performing additional Trustee duties.

Name, Address, Age and Position Held                 Principal Occupation During Past Five Years
------------------------------------                 -------------------------------------------
Haig G. Mardikian (51)                               General Partner,  George M. Mardikian  Enterprises (real estate
Trustee; Chairman of the Board                       investments);   Managing  Director,   The  United  Broadcasting
Member, Audit Committee                              Corporation (radio broadcasting).

Walter S. Newman (77)                                Owner,  WSN  Enterprises  (real  estate  consultants);  Retired
Trustee; Vice-Chairman of the Board                  President,   San   Francisco   Planning   Commission;   Retired
Chairman, Audit Committee                            President,  San Francisco Redevelopment Agency; Chairman of the
                                                     Board, National Brain Tumor Foundation.

Diane Howard Belding (42)*                           Management  Company  employee,   1992-1998;   General  Partner,
Trustee                                              Howard & Howard Ranch (avocado and lemon ranch),  1983-present;
                                                     Director, Management Company (1982-present).

Neil L. Diver (61)                                   Principal,   The  Development  Group  (financial   consulting),
Trustee                                              1995-present;  Chairman,  Systems  Integrators,  Inc. (software
Member, Audit Committee                              development),   1995-1996;   Chairman,   Ameriwood   Industries
                                                     International    Corporation,     (furniture    manufacturing),
                                                     1990-1998;   Chairman/   President  &   Co-Founder,   Cryopharm
                                                     Corporation, (Biochemical Research) 1987-1996.

Charles W. Froehlich, Jr. (70)*                      Retired  Appellate Court Judge;  retired  Superior Court Judge;
Trustee; Secretary                                   formerly  Of Counsel to  Peterson,  Thelan & Price;  principal,
                                                     Froehlich & Peterson Dispute Resolution.

John A. Meany (58)                                   President,  John's Valley Foods, Inc.; President, John's Town &
Trustee                                              Country Markets,  Inc.;  Director,  Northern California Grocers
Member, Audit Committee                              Association.

Bruce W. Woods (46)*                                 President & Chief Executive  Officer and Director of Management
Trustee; President & Chief Executive Officer         Company  &  Trustee  of  Fund,  July  1996-present;  Management
                                                     Company employee, June 1986-present.

Gary A. Isaacson (39)                                Chief  Financial  Officer of the Management  Company,  November
Treasurer                                            97-present; Controller of Hal Porter Homes, 1989-1997.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of April 7, 1999, officers and directors of the Fund in aggregate do not own more than 1% of the outstanding shares of the Fund. As of the same date, to the knowledge of the Fund, no shareholder owned of record 5% or more of the outstanding Class A-I shares of the Fund and the following shareholders owned of record 5% or more of the outstanding Class A-II, Class B, and Class C shares as indicated:

CLASS A-II SHARES                           SHARES          PERCENT
-----------------                           ------          -------
Koch Industries Incorporated              1,541,205          7.09%
c/o Wilshire Asset Management
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1036

CLASS B SHARES                              SHARES          PERCENT
--------------                              ------          -------
MLPF&S Inc.                                 463,240          7.38%
For the Sole Benefit of its Customers
Attn: Service Team
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL 32246-6484

CLASS C SHARES                              SHARES          PERCENT
--------------                              ------          -------

MLPF&S Inc.                                  88,272         14.49%
For the Sole Benefit of its Customers
Attn: Service Team
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL 32246-6484

Evangeline C. Winkler Trust                  69,987         11.49%
3234 Rossmoor Pkway Apt 1
Walnut Creek, CA 94595


                      INVESTMENT ADVISORY & OTHER SERVICES

Investment Advisory Services

         The Management Company acts as the investment adviser to the Fund, subject to policies established by the Board of Trustees. As investment adviser to the Fund, the Management Company is responsible for the management of the Fund's investment portfolio, as well as the administration of its operations. Basic policy is set and determined by the Board of Trustees of the Fund and carried out by the Management Company pursuant to an Investment Advisory Agreement dated as of April 30, 1997 and amended December 16, 1998 (the "Investment Advisory Agreement"). The Advisory Agreement was last approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund or the Management Company, as that term is defined in the 1940 Act, at a meeting on March 4, 1999. The Management Company does not act in a similar capacity for any other person or entity.

         The Advisory Agreement is for an initial term of one year and may be renewed from year to year provided that any such renewal has been approved annually by (i) the majority of the outstanding voting securities of the Fund, or (ii) a majority of the Trustees and separately a majority of those who are neither parties to the Advisory Agreement, nor "interested persons" with respect to the Management Company at a meeting called for the purpose of voting on such matter. The Advisory Agreement also provides that either party has the right to terminate the Advisory Agreement without penalty upon 60 days written notice to the other party, and that the Advisory Agreement automatically terminates in the event of its assignment.

         Under the advisory agreement, the Management Company receives 1.25% of average net assets, per annum, without any additional reimbursement of expenses. Investment advisory fees are accrued daily and computed and paid monthly on the last business day of each month at the rate of 1/12th of 1.25% of the average net assets of the Fund. This fee is deducted from the Fund on the first business day of the following month. During the past three years the Management Company was paid investment advisory fees of, $7,607,105 (1996), $11,960,037 (1997), and
$14,504,536 (1998) respectively.

Management and Administration

         The Management Company manages the Fund's operations, and is solely responsible for all of the costs and expenses of the Fund's operation, including, without limitation, all fees for custodial and transfer agency services, Trustees' fees, legal and auditing fees, tax matters, dividend disbursements, bookkeeping, maintenance of office and equipment, brokerage, expenses of preparing, printing and mailing prospectuses to Investors and all expenses in connection with reporting to Investors and compliance with governmental agencies. The Management Company has contracted with Boston Financial Data Services for the performance of certain shareholder accounting and transfer agency functions, and is solely responsible for all fees, costs and expenses associated with the performance by Boston Financial Data Services of such functions.

Custody Services

         State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110 ("State Street Bank") acts as the custodian for the assets of the Fund. As such, State Street Bank holds all Fund securities in safekeeping, receives and pays for portfolio securities purchased, delivers and receives payment for portfolio securities sold, and collects all Fund income.

Independent Accountants

         Deloitte & Touche LLP, 50 Fremont Street, San Francisco, California 94105, provided auditing services as the Fund's independent certified public accountants for the 1998 fiscal year.

                 BROKERAGE ALLOCATION & PORTFOLIO TURNOVER RATES

         In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. The Management Company determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions.

         In placing portfolio transactions, the Management Company will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Fund, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         Purchases of portfolio securities for the Fund also may be made directly from underwriters, who usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter.


         During the 1998 calendar year, the Fund paid brokerage commissions of $601,341 and total purchases and sales of portfolio securities aggregated $780,635,406. Portfolio turnover rates for the years 1996, 1997 and 1998 were 140.2%, 63.0%, and 31%, respectively. The portfolio turnover rate in 1996 was relatively high, due to the extremely active market for financial institutions stocks specifically and equities in general.

         During the last three fiscal years, the Fund has not paid any brokerage commissions to any broker which is an affiliated person of the Fund or the Management Company. Listed below is certain information regarding the Fund's payment of brokerage commissions in portfolio transactions during the last three years:

                                                         Total Securities
                  Number of         Total Amount of        Purchased and
    Year           Brokers          Brokerage Paid              Sold
    ----           -------          --------------         -------------
    1996             57               $ 1,598,407         $ 1,900,773,494
    1997             30               $   966,121         $ 1,242,328,896
    1998             32               $   601,341         $   780,635,406



                       CAPITAL STOCK AND OTHER SECURITIES

SIFE Trust Fund is a Delaware business trust. The Fund is authorized to issue an unlimited number of shares of beneficial interest, with no par value. The Fund currently comprises of one single series of shares. The series is further divided into the following four separate classes of shares: Class A-I, Class A-II, Class B, Class C. Shareholders are entitled to one full or fractional vote for each full or fractional share and may vote for the election of Trustees, and on such other matters as may be submitted to meetings of shareholders or as required by the Investment Company Act of 1940, as amended. Shareholders shall have no preemptive rights.

                         CALCULATION OF NET ASSET VALUE

         All funds received by the Fund for investment and all funds reinvested from net investment income and realized capital gains, if any, are accounted for in terms of shares, with the per-share value determined daily by dividing (i) the difference between (a) the total value of the net assets attributable to each class of the Fund's shares on that day and (b) all charges, such as distribution fees, shareholder servicing fees and management fees (each of which is calculated and charged daily), for that class as well as any other appropriate costs or expenses, by (ii) the total number of shares of that class then outstanding.

         Equity securities held by the Fund are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded as of the close of business on the day the securities are being valued. Securities for which a closing sale price is not readily available are valued at the closing bid price. Short-term debt securities (held for liquidity purposes) are amortized to maturity based on their cost, and marked-to-market daily. Option positions are marked-to-market based on their nominal, as quoted value. See "Calculation of Net Asset Value" in the Prospectus for additional information concerning the timing and manner of valuation of each class of shares.


                         FEDERAL INCOME TAX INFORMATION

         The Fund has qualified and elected, and intends to continue to qualify, to be treated as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets and the timing of its distributions. The Fund's policy is to distribute to its Investors all of its investment company taxable income and any net realized capital gains for each year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

         To qualify as a RIC, the Fund must among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

         Distributions of net investment income and net realized capital gains by the Fund will be taxable to Investors whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any available capital loss carryovers from prior years will be applied against capital gains. Investors receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Fund or the securities dealer effecting a redemption of the Fund's shares by an Investor generally will be required to file information reports with the Internal Revenue Service (the "IRS") with respect to distributions and payments made to the Investor. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt Investors who have not furnished their correct taxpayer identification numbers and certain required certifications on the Account Application Form or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

         The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of a 4% nondeductible federal excise tax based on net income, the Fund must declare on or before December 31 of each year and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from previous calendar years.

         The Fund will receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to Investors and meets certain other requirements of the Code, corporate Investors in the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

         The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. Foreign corporations in which the Fund invests may be treated as "passive foreign investment companies" ("PFICs") under the Code. Part of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

         Investing in options contracts involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from transactions in options derived by the Fund with respect to its business of investing in securities will qualify as permissible income under Subchapter M of the Code. Any security, option or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions (including rules that may result in gain being treated as short-term capital gain rather than long-term capital gain).

         Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the Investor's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. In addition, the sales charge savings that may be available for reinvesting amounts from previous redemptions will, in certain circumstances, increase the amount of the gain (or reduce the amount of the loss) from those redemptions. Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Nonresident aliens and foreign persons are subject to different tax rules and may be subject to withholding of up to 30% on certain payments received from the Fund.

         The foregoing and the related discussion in the Prospectus are only a summary of some of the important federal income tax considerations generally affecting the Fund and its Investors and is only accurate as of the date of this Statement of Additional Information. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its Investors, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund are urged to consult their tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund , and with specific reference to their own tax situation.


                      UNDERWRITING OF THE FUND'S SECURITIES

Underwriting Services

         The Management Company acts as principal underwriter for the Fund pursuant to an Underwriting Agreement. The Underwriting Agreement is for an initial term of one year, and may be renewed from year to year provided that any such renewal has been approved annually by (i) the majority of the outstanding voting securities of the Fund, or (ii) a majority of the trustees and separately by a majority of those who are neither parties to the Underwriting Agreement or "interested persons" with respect to the Management Company at a meeting called for the purpose of voting on such matter. The Underwriting Agreement also provides that either party has the right to terminate the Underwriting Agreement without penalty upon 60 days written notice to the other party and that the Underwriting Agreement automatically terminates in the event of its assignment. The Underwriting Agreement was last approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, at a meeting on March 4, 1999.

         During the past three years the Management Company has earned sales commissions for its services as principal underwriter as set forth below.

                   Total Sales        Paid to Independent         Paid to its Own         Net Commissions to the
    Year           Commissions               Agents                Salespersons             Management Company
    ----           -----------               ------                ------------             ------------------
    1996           $2,178,040               $538,437                $1,628,368                   $11,235
    1997           $2,405,671               $969,688                $2,098,423                  $(662,440)
    1998            $820,213               $1,063,223                $294,000                   $(537,010)

         The directors of the Management Company, the business addresses for all of whom c/o SIFE, 100 North Wiget Lane, Walnut Creek, California 94598 are:
Diane H. Belding; Charles W. Froehlich, Jr.; Sam A. Marchese; Michael J. Stead; Sharon E. Tudisco; Bruce W. Woods; and John W. Woods. The directors have the following positions with the Management Company: Mr. Bruce W. Woods is Chief Executive Officer and President; Mr. Stead is Portfolio Manager; and Mr. Froehlich is Secretary; Mrs. Tudisco and Mr. John W. Woods are retired. Ms. Belding, Mr. Froehlich and Mr. Bruce W. Woods are also officers and/or Trustees of the Fund; their other business affiliations are set forth above in "Trustees and Officers." As of February 18, 1999, Mr. John W. Woods owned 10.98% of the outstanding shares of the Management Company, Mr. Marchese owned 21.11%, Mrs. Tudisco owned 10.55%, Mrs. Belding owned 21.11%, Mr. Froehlich owned 14.89%, Mr. Bruce W. Woods owned 8.26%, the J. Bradley Woods Irrevocable Trust owned 4.05%, the William B. Woods Irrevocable Trust owned 4.05%, and Mr. Stead owned 5.00% of the outstanding shares of the Management Company.

         The following table sets forth all commissions and other compensation received during the Fund's last fiscal year by the Management Company, as principal underwriter for the Fund's securities.

          (1)                      (2)                    (3)                     (4)                    (5)
        Name of             Net Underwriting        Compensation on
       Principal              Discounts and          Redemption and            Brokerage                Other
      Underwriter              Commissions            Repurchases            Commissions             Compensation
      -----------              -----------            -----------            -----------             ------------
          SIFE                  $104,072                $101,857                  -0-                    -0-


Distribution Plans


         As described in the Prospectus, the Fund has adopted a separate Plan of Distribution pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (individually, a "Plan") for each of the Class A-II, Class B and Class C shares. The terms and conditions of each such Plan provide that each such Class is authorized to spend certain sums (0.25% of average daily net assets in the case of the Class A-II shares and 0.75% of average daily net assets, in the case each of the Class B and Class C shares) on activities primarily intended to support the distribution and sale of such shares. The Class B Plan and Class C Plan also provide that each such Class is authorized to spend an additional 0.25% of average daily net assets for services relating to the servicing of shareholders' accounts.

         Under each Plan, the distribution (and, in the case of the Class B and Class C shares, also the servicing) fees are designed to compensate the Management Company for expenses incurred, services rendered and facilities provided in connection with the distribution of shares and in the case of the Class B and Class C plans the servicing of shareholder accounts. Such expenses and services include, but are not necessarily limited to, the payment of commissions and other payments to broker/dealers, financial institutions and others who sell shares and/or service shareholder accounts. It should be noted that the distribution and servicing fees are payable to the Management Company even if the amount paid exceeds the Management Company's actual expenses of providing such services.

         As required by Rule 12b-1, each Plan has been approved by the Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan, in each case pursuant to a finding that the Plan was in the best interests of the shareholders of the respective class of shares.

         The officers and Trustees who are "interested persons" of the Fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Management Company. Potential benefits of each Plan to the Fund include improved investor services and benefits to the investment process from growth or stability of assets. Payments under each Plan are reviewed at least quarterly and each Plan must be renewed annually by the Board of Trustees.


         Each Plan requires that, at least quarterly, the Audit Committee of the Board of Trustees must review a written report prepared by the Treasurer of the Fund enumerating the amounts spent by each class pursuant to its Plan and the purposes therefor. Each Plan further requires that, for so long as each such Plan is in effect, the nomination and selection of those Trustees who are not "interested persons" of the Fund is committed to the exclusive discretion of the other Trustees who are not "interested persons" of the Fund.


         For the fiscal year ended December 31, 1998 the Fund paid out distribution fees of $253,933 for Class A-II, and distribution and services fees of $303,129 for Class B and $25,743 for Class C shares.


                           PERFORMANCE INFORMATION(1)

         To help investors better evaluate how an investment in the Fund might satisfy their investment objectives, advertisements and other materials regarding the Fund may discuss various financial publications. Materials may also compare performance to performance as reported by other investments, indices, and averages.


         Annual, non-compounded performance information relating to a hypothetical investment of $10,000 (adjusted for maximum sales charges) in Class A-I shares for the ten-year period ended December 31, 1998, is set forth below. Such information assumes that all net investment income and realized capital gains were reinvested (at no sales charge). No adjustment has been made for possible tax liabilities. Also shown is comparable performance information for the unmanaged Standard & Poor's 500 Stock Index (assuming the reinvestment of all dividends), a widely used indicator of general stock market activity (source: Standard & Poor's Corporation). The performance of the Fund may also be compared in publications to 1) the performance of relevant indices for which reliable performance data is available, and 2) averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

         For the year ended December 31, 1998, a $9,500 net investment in Class A-I and Class A-II shares of the Fund (calculated based on a $10,000 investment less the current maximum 5.0% sales charge, assuming re-investment of all distributions for the entire period of January 1, 1998 through December 31,
1998) would have decreased to $9,988 and $9,949 respectively. For the same year end date, For the five-year and ten year periods ended on the same date, and using the same assumptions, a $9,500 net investment in Class A-I shares of the Fund would have increased to $27,194 and $62,552, respectively. Since Class A-II shares were first offered May 1, 1996, performance history for Class A-II shares is not applicable for three, five, and ten year periods.

---------------------
(1) Information given for Class A-I and Class A-II shares only. Class A-II shares are identical in all respects to Class A-I shares except that Class A-II shares bear a 0.25% 12b-1 distribution fee. Class B and C shares were first offered for sale on May 1, 1997. Class B and C share sales fees differ from the Class A-I shares and bear a 0.75% 12b-1 distribution fee and a 0.25% servicing fee.

                                             Class A-I Shares

                                           Average          Average
                                        Annual Total    Annual Total
                      Results of           Return           Return
                       $10,000            Including        Including
                    Invested with          Maximum          Minimum      Total Return:       Total Return:
     Investment      5.0% Sales         Sales Charge     Sales Charge     SIFE Trust            S&P 500
        Term            Charge             of 5.0%          of 0.0%          Fund             Stock Index
        ----            ------             -------          -------          ----             -----------
       1 year          $ 9,988             -0.12%            5.14%            5.14%              28.58%
       3 years         $18,419             22.58%           24.69%           93.89%             110.85%
       5 years         $27,194             22.15%           23.41%          186.25%             193.91%
      10 years         $54,888             18.56%           19.17%          477.77%             479.63%


                                            Class A-II Shares

                                           Average          Average
                                        Annual Total    Annual Total
                      Results of           Return           Return
                       $10,000            Including        Including
                    Invested with          Maximum          Minimum      Total Return:       Total Return:
     Investment      5.0% Sales         Sales Charge     Sales Charge     SIFE Trust            S&P 500
        Term            Charge             of 5.0%          of 0.0%          Fund             Stock Index
        ----            ------             -------          -------          ----             -----------
       1 year          $ 9,949             -0.51%            4.73%            4.73%              28.58%


         The Fund calculates average annual total return according to the following formula, as required by the Securities and Exchange Commission:

         "P(1+T)n = ERV", where the average annual total return ("T") is computed by using the value at the end of the period ("ERV") of a hypothetical initial investment of $10,000 ("P") over a period of years ("n"). Accordingly, to calculate total return, an initial investment is divided by the per-unit offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of units purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Trustees. The sum of the initial shares purchased and additional shares acquired through reinvestment is then multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment, divided by the initial investment and converted to a percentage, equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in unit price during the period. Total return may be calculated for one year, five years, ten years and for other periods. The average annual total return over periods greater than one year also may be computed by utilizing ending values as determined above.

         The data quoted represents past performance. Past performance is no guarantee of future performance. Effective April 1, 1995, the Fund reduced the maximum sales charge on Class A-I shares from 6.25% to 5.0% and the minimum sales charge was reduced from 1.0% (on purchases of $2,000,000 or more) to zero (on purchases of $1,000,000 or more). The Fund's performance is affected by many factors including: changes in the levels of equity prices and interest rates generally, the Fund's selection of specific securities for the portfolio, the Fund's expense ratio, and other factors. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                              FINANCIAL STATEMENTS

         Audited Financial Statements, including the specimen price-make-up sheet (following the Statement of Assets and Liabilities), showing how the Fund calculates its total offering price per unit, for the relevant periods ending December 31, 1998, for SIFE Trust Fund, as contained in the Annual Report to shareholders of the Fund for the fiscal year ended December 31, 1998, are incorporated herein by reference to the report.



                                SERVICE PROVIDERS

                                -----------------

                 Investment Adviser, Underwriter and Distributor

                                      SIFE

                              100 North Wiget Lane
                             Walnut Creek, CA 94598

                                -----------------

                                    Custodian

                       STATE STREET BANK AND TRUST COMPANY

                               225 Franklin Street
                           Boston, Massachusetts 02110

                                -----------------

                                 Transfer Agent

                         BOSTON FINANCIAL DATA SERVICES

                                  P.O. Box 8244
                              Boston, MA 02266-8244

                                ----------------

                              Independent Auditors

                              Deloitte & Touche LLP

                                50 Fremont Street
                             San Francisco, CA 94105

                                ----------------

                                  Legal Counsel

                      PAUL, HASTINGS, JANOFSKY & WALKER LLP

                        345 California Street, 29th Floor
                             San Francisco, CA 94104